QUARTERLY FINANCIAL DATA (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (Unaudited)
22            QUARTERLY FINANCIAL DATA (Unaudited)

Summarized quarterly financial data for 2014 and 2013 is as follows:

	Quarter
Fiscal 2014	First	Second	Third	Fourth
RMB	unaudited	unaudited	unaudited	unaudited
Sales	253,035,775	402,487,008	378,260,046	438,261,778
Gross profit	78,324,882	134,844,876	123,947,540	123,827,223
Net income from continuing operations	9,289,887	32,364,810	26,146,348	26,957,036
Net income	9,289,887	32,364,810	26,146,348	26,957,036

Earnings per share - Basic	0.57	2.00	1.61	1.66
Earnings per share - Diluted	0.56	1.95	1.57	1.62

	Quarter
Fiscal 2013	First	Second	Third	Fourth
RMB	unaudited	unaudited	unaudited	unaudited
Sales	220,777,799	364,015,592	425,926,695	387,140,688
Gross profit	73,562,227	126,597,747	148,023,358	100,596,341
Net income from continuing operations	7,170,983	27,246,301	43,283,357	24,920,607
Net income	7,170,983	27,246,301	43,283,357	24,920,607

Earnings per share - Basic	0.44	1.69	2.66	1.53
Earnings per share - Diluted	0.41	1.64	2.60	1.49